Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-37652
Entity Registrant Name	Midatech Pharma Plc
Entity Central Index Key	0001643918
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	1 Caspian Point
Entity Address, Address Line Two	Caspian Way
Entity Address, City or Town	Cardiff
Entity Address, Country	GB
Entity Address, Postal Zip Code	CF10 4DQ
Title of 12(b) Security	American Depositary Shares
Trading Symbol	MTP
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	98,468,387
ICFR Auditor Attestation Flag	false
Auditor Firm ID	1401
Auditor Name	Mazars LLP
Auditor Location	London
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1 Caspian Point
Entity Address, Address Line Two	Caspian Way
Entity Address, City or Town	Cardiff, CF10 4DQ
Entity Address, Country	GB
Entity Address, Postal Zip Code	CF10 4DQ
City Area Code	44 29
Local Phone Number	2048 0180
Contact Personnel Name	Stephen Stamp